Leases - Schedule of Movement in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance at the beginning	$ 1,010	$ 722	$ 728
Additions	265	434	125
Finance cost accrued during the period	39	30	24
Deletions	(53)	(6)	(18)
Payment of lease liabilities	(245)	(152)	(128)
Translation difference	(14)	(18)	(9)
Balance at the end	$ 1,002	$ 1,010	$ 722